Share Capital and Equity Compensation - Additional Information (Details)		12 Months Ended
	Oct. 03, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding | shares	160,048,000
Operating expense		$ 27,625,000	$ 60,857,000	$ 44,495,000
Capitalized for thacker pass project			0	0
Old lac [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding | shares	0
Stock options granted terms	5 years
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares		161,778,000
Number of shares outstanding | shares		161,778,000
Preference shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	1,000,000,000
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	2,171,000
Number shares granted | shares	670,000	0.670
Estimated fair value	$ 4,878,000
Unrecognized compensation cost related to unvested share based compensation arrangements		$ 4,642,000
Fair value of share units recorded as a share-based payments expense		3,462,000
Operating expense		964,000	3,058,000	2,100,000
Capitalized for thacker pass project		1,460,000
Per share value of rearrangement | $ / shares	$ 0.87
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding | shares	225,000
Per share value of rearrangement | $ / shares	$ 0.87
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	1,037,000
Unrecognized compensation cost related to unvested share based compensation arrangements		2,174,000	206,000
Fair value of share units recorded as a share-based payments expense		4,126,000
Operating expense		1,140,000	979,000	1,166,000
Capitalized for thacker pass project		$ 256,000	$ 0	$ 0
Per share value of rearrangement | $ / shares	$ 0.87